Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Assets
Cash and balances at central banks	£ 177,069	£ 171,082	[1]	£ 102,353
Cash collateral and settlement balances	77,222	77,168	[1]	90,135
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Trading portfolio assets	104,187	113,760	[1]	80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial instruments	222,538	237,669	[1]	346,626
Financial investments	0	58,915	[1]	63,317
Financial assets at fair value through other comprehensive income	52,816	0	[1]	0
Investments in associates and joint ventures	762	718	[1]	684
Goodwill and intangible assets	7,973	7,849	[1]	7,726
Property, plant and equipment	2,535	2,572	[1]	2,825
Current tax assets	798	482	[1]	561
Deferred tax assets	3,828	3,457	[1]	4,869
Retirement benefit assets	1,768	966	[1]	14
Other assets	3,425	4,542	[1]	4,360
Assets included in disposal groups classified as held for sale	0	1,193	[1]	71,454
Total Assets	1,133,283	1,133,248	[1]	1,213,126	[2]
Liabilities
Deposits at amortised cost	394,838	398,701	[1]	390,744
Cash collateral and settlement balances	67,522	68,143	[1]	80,648
Repurchase agreements and other similar secured borrowing	18,578	40,338	[1]	19,760
Debt securities in issue	82,286	73,314		75,932
Subordinated liabilities	20,559	23,826	[1]	23,383
Trading portfolio liabilities	37,882	37,351	[1]	34,687
Financial liabilities designated at fair value	216,834	173,718	[1]	96,031
Derivative financial instruments	219,643	238,345	[1]	340,487
Current tax liabilities	628	586	[1]	737
Deferred tax liabilities	51	44	[1]	29
Retirement benefit liabilities	315	312	[1]	390
Other liabilities	7,716	9,011	[1]	9,507
Provisions	2,652	3,543	[1]	4,134
Liabilities included in disposal groups classified as held for sale	0	0	[1]	65,292
Total liabilities	1,069,504	1,067,232	[1]	1,141,761
Equity
Called up share capital and share premium	4,311	22,045	[1]	21,842
Other equity instruments	9,632	8,941	[1]	6,449
Other reserves	5,153	5,383	[1]	6,051
Retained earnings	43,460	27,536	[1]	30,531
Total equity excluding non-controlling interests	62,556	63,905	[1]	64,873
Non-controlling interests	1,223	2,111	[1]	6,492
Total equity	63,779	66,016	[1]	71,365
Total liabilities and equity	£ 1,133,283	£ 1,133,248	[1]	£ 1,213,126

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.